Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We generally grant annual equity-based awards to our executive officers in January of each year, although the exact timing may change from year to year. The Compensation Committee or our Board may also grant equity awards, including stock options, at different times of the year to new hires and in connection with promotions, changes in employment and for other purposes, such as retention. Neither the Compensation Committee nor our Board grants stock options in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. During 2024, the Company did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company current report on Form 8-K (other than a current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form) that disclosed any material non-public information.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false